CONVERTIBLE LOANS (2012 Debentures) (Details) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended	0 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Placement Agent [Member]	Apr. 05, 2012 Warrants Issued with Convertible Debentures [Member]	Jun. 30, 2012 Warrants Issued with Convertible Debentures [Member]	Jun. 30, 2012 8% Senior Secured Convertible Debentures [Member]	Apr. 05, 2012 8% Senior Secured Convertible Debentures [Member]	Jun. 30, 2012 Mandatory Default Amount [Member]
Debt Instrument [Line Items]
Debt maturity date								Apr. 05, 2014
Original aggregate principal amount								$ 11,702,128
Proceeds from issuance of convertible loan			1,073,000					11,000,000
Loan interest rate								8.00%		24.00%
Date of first required payment								July 1, 2012
Debt conversion price								$ 1.75
Conversion adjustment amount, conversion ratio								0.00021917808
Percent of stock price triggering forcible conversion								165.00%
Minimum trading volume triggering forcible conversion								1,100,000
Maximum percent of shares by any holder								4.99%
Maximum percent of shares owned by any holder, after notice								9.99%
Percent of holders required to elect default								60.00%
Percent of principal at which debt can be redeemed								112.00%
Direct transaction costs paid					1,200,000			1,394,000
Warrants Disclosures:
Number of shares called by warrants					312,310		3,343,465
Warrant exercise price					1.8		1.8
Warrant expiration date							Apr. 05, 2017
Payments for placement fees		1,014,000	78,000	11,000
Dividend yield						0.00%	0.00%
Expected term						5 years	4 years 9 months 3 days
Volatility						66.10%	69.60%
Risk-free interest rate						1.01%	0.72%
Fair Value Disclosures:
Contingently redeemable warrants	1,706,000						4,395,000	2,807,000	262,000
Embedded derivative								8,000
Beneficial conversion feature								3,790,000
2010 Convertible Debentures								8,185,000
Deferred debt issuance costs									$ 1,037,000